Investment Strategy	Sep. 04, 2026
SoFi International Efficient Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index follows a rules-based methodology (described generally below) that tracks the performance of publicly listed large-capitalization and mid-capitalization companies across developed markets, excluding the United States and Canada, that have strong operating margins, revenue growth and corporate productivity. The Index is owned and administered by BITA GmbH (the “Index Provider”), and the Index Provider partnered with the Adviser to co-develop the methodology used by the Index to determine the securities included in the Index. The Adviser is not involved in the ongoing maintenance of the Index or any discretionary decisions relating to its application, is not affiliated with the Index Provider, and does not act in the capacity of an index provider.

BITA International Efficient Growth Index

The Index includes developed market companies outside of the United States and Canada with strong operating margins, revenue growth and corporate productivity.

The Index’s initial universe consists of stocks of large-capitalization and mid-capitalization companies that have an Index Provider-assigned country designation in a developed market, and which meet the Index’s minimum free-float market capitalization requirements. The Index’s free float-market capitalization requirements target the inclusion of a minimum of 90% of the free float market capitalization in each developed market country in the initial universe. The initial universe is then screened using a two-step process which is described below.

The first step involves screening the initial universe based on size, liquidity and exchange listing as set forth below:

A.	Eligible Exchange: To be eligible for inclusion, a company’s shares must trade on one of the following exchanges Australia (Australian Stock Exchange); Austria (Wiener Börse); Belgium (Euronext Brussels); Denmark (Nasdaq Copenhagen); Finland (Nasdaq Helsinki); France (Euronext Paris Exchange); Germany (Deutsche Börse); Hong Kong (Hong Kong Stock Exchange); Ireland (Euronext Irish Stock Exchange); Israel (Tel-Aviv Stock Exchange); Italy (Borsa Italiana); Japan (Tokyo Stock Exchange); Luxembourg (Luxembourg Stock Exchange); Netherlands (Euronext Amsterdam Stock Exchange); New Zealand (New Zealand Exchange); Norway (Euronext Oslo Børs); Portugal (Euronext Lisbon); Singapore (Singapore Exchange); Spain (Bolsas y Mercados Españoles); Sweden (Nasdaq Stockholm); Switzerland (SIX Swiss Exchange); and United Kingdom (London Stock Exchange).

B.	Market Capitalization Requirement: Eligible companies must have a market capitalization of at least $2 billion.

C.	Minimum Free Float Percentage: Eligible companies must have a free-float percentage of at least 10%.

D.	Minimum Liquidity: Companies with a 3-Month Average Daily Traded Value (ADTV) below $10 million, are excluded.

E.	Ordinary Shares: The Index includes only ordinary shares of eligible companies.

The companies remaining after the first step in the screening process comprise the eligible universe for the Index. The companies in the eligible universe are then subject to the following fundamental efficiency screens:

A.	Baseline Profitability: Eligible companies must have an operating margin within the top 40% of companies in the eligible universe..

B.	Operational Growth Efficiency: The most recent quarter’s revenue growth must exceed the most recent quarter’s expense growth for eligible companies.

C.	Operational Spending Productivity: The latest quarter revenue must be at least three times the latest quarter selling, general & administrative expenses for eligible companies.

Companies that satisfy the criteria described above are included as Index constituents (each such company, a “High Efficiency Company”). If a company has more than one share class that qualifies for inclusion on a standalone basis in the Index, all eligible share classes will be included within the Index and counted as different constituents.

Index constituents are weighted according to their free-float market capitalization. Each Index constituent must comprise at least 0.1% of the total Index market capitalization. No individual Index constituent may comprise more than 10% of the total Index market capitalization. The cumulative weighting of all constituents that individually represent more than 4.5% of the Index’s total market capitalization cannot, in the aggregate, exceed 45% of the total Index market capitalization. Weights in excess of the criteria noted above are redistributed proportionally among other Index constituents. The Index will include only High Efficiency Companies and generally includes between 30 and 50 constituents. As of August 21, 2026, the Index contained 41 constituents.

For more information about Index eligibility requirements and methodology, see “Additional Information About the Funds” below.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (plus any borrowings for investment purposes) will be invested in High Efficiency Companies that are component securities of the Index.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund generally may invest up to 20% of its total assets (plus any borrowings for investment purposes) in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

To the extent the Index concentrates (i.e., holds more than 25% of its total assets in the securities of a particular industry or group of related industries), the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, the Index is concentrated in the Semiconductor & Semiconductor Equipment Industry.

The Fund is “non-diversified” for purposes of the 1940 Act, which means that the Fund may invest in fewer issuers at any one time than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s total assets (plus any borrowings for investment purposes) will be invested in High Efficiency Companies that are component securities of the Index.
SoFi Emerging Markets Efficient Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index follows a rules-based methodology (described generally below) that tracks the performance large-capitalization and mid-capitalization companies that are listed in emerging market countries and that demonstrate strong operating margins, revenue growth and corporate productivity. The Index is owned and administered by Six Group AG (the “Index Provider”), and the Index Provider partnered with the Adviser to co-develop the methodology used by the Index to determine the securities included in the Index. The  Adviser is not involved in the ongoing maintenance of the Index or any discretionary decisions relating to its application, is not affiliated with the Index Provider, and does not act in the capacity of an index provider.

SIX Emerging Markets Efficient Growth Select Index

The Index includes emerging market companies with strong operating margins, revenue growth and corporate productivity.

The Index’s initial universe consists of stocks of large capitalization and mid capitalization companies that have an Index Provider-assigned country designation in an emerging market, and which meet the Index’s minimum free-float market capitalization requirements. The Index’s free float-market capitalization requirements are targeted to capture a minimum of 80% of the free-float market capitalization in each emerging market country. The initial universe is then screened using a two-step process which is described below.

The first step involves screening the initial universe based on size, liquidity and exchange listing as set forth below:

A.	Eligible Exchange: To be eligible for inclusion, a company’s shares must trade on one of the following exchanges: Argentina (Bolsa de Comercio de Buenos Aires); Brazil (BM&F Bovespa); Chile (Santiago Stock Exchange); China (Shanghai Stock Exchange or Shenzen Stock Exchange); Colombia (Bosla de Valores de Colombia); Czechia (Prague Stock Exchange); Egypt (Egyptian Exchange); Greece (Athens Stock Exchange); Hungary (Budapest Stock Exchange); India (Bomba Stock Exchange); Indonesia (Indonesia Stock Exchange); Kuwait (Kuwait Stock Exchange); Malaysia (Bursa Malayisa); Mexico (Bolsa Mexicana de Valores); Peru (Bolsa de Valores de Lima); Philippines (Philippine Stock Exchange); Poland (Warsaw Stock Exchange); Qatar (Qatar Exchange); Saudi Arabia (Saudi Stock Exchange); South Africa (Johannesburg Stock Exchange); South Korea (Korea Exchange); Taiwan (Taiwan Stock Exchange); Turkey (Borsa Istanbul); United Arab Emirates (Dubai Financial Market).

B.	Market Capitalization Requirement: Eligible companies must have a market capitalization of at least $2 billion.

C.	Minimum Free Float Percentage: Eligible companies must have a free-float percentage of at least 10%.

D.	Minimum Liquidity: Companies with a 3-Month Average Daily Traded Value (ADTV) below $10 million, are excluded.

E.	Ordinary Shares: The Index includes only ordinary shares of eligible companies.

The companies remaining after the first step in the screening process comprise the eligible universe for the Index. The companies in the eligible universe are then subject to the following fundamental efficiency screens:

A.	Baseline Profitability: Eligible companies must have an operating margin within the top 40% of companies in the eligible universe.

B.	Operational Growth Efficiency: The most recent quarter’s revenue growth must exceed the most recent quarter’s expense growth for eligible companies.

C.	Operational Spending Productivity: The most recent quarter’s revenue must be at least three times the most recent quarter’s selling, general & administrative expenses.

Companies that satisfy the criteria described above are included as Index constituents (each such company, an “Emerging Market High Efficiency Company”). If a company has more than one share class that qualifies for inclusion on a standalone basis in the Index, all eligible share classes will be included within the Index and counted as different constituents.

Index constituents are weighted according to their free-float market capitalization. Each Index constituent must comprise at least 0.1% of the total Index market capitalization. No individual Index constituent may comprise more than 10% of the total Index market capitalization. The cumulative weighting of all constituents that individually represent more than 4.5% of the Index’s total market capitalization cannot, in the aggregate, exceed 45% of the total Index market capitalization. Weights in excess of the criteria noted above are redistributed proportionally among other Index constituents. The Index will include only Emerging Market High Efficiency Companies and generally includes between 70 and 120 constituents. As of August 21, 2026, the Index contained 119 constituents.

For more information about Index eligibility requirements and methodology, see “Additional Information About the Funds” below.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (plus any borrowings for investment purposes) will be invested in Emerging Market High Efficiency Companies that are component securities of the Index.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund generally may invest up to 20% of its total assets (plus any borrowings for investment purposes) in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

To the extent the Index concentrates (i.e., holds more than 25% of its total assets in the securities of a particular industry or group of related industries), the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, the Index is concentrated in the semiconductor and semiconductor equipment industry.

The Fund is “non-diversified” for purposes of the 1940 Act, which means that the Fund may invest in fewer issuers at any one time than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s total assets (plus any borrowings for investment purposes) will be invested in Emerging Market High Efficiency Companies that are component securities of the Index.
SoFi Risk-Off Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index follows a rules-based methodology (described generally below) that tracks the performance of stocks of U.S.-listed large-capitalization companies with low volatility, stable earnings and defensive characteristics. The Index is owned and administered by BITA GmbH (the “Index Provider”), and the Index Provider partnered with the Adviser to co-develop the methodology used by the Index to determine the securities included in the Index. The Adviser is not involved in the ongoing maintenance of the Index or any discretionary decisions relating to its application, is not affiliated with the Index Provider, and does not act in the capacity of an index provider.

BITA US Risk-Off Equity Index

The Index is constructed from an initial universe of stocks of publicly- traded U.S. exchange-listed companies trading on recognized exchanges . The initial universe is then screened using a two-step process which is described below.

The first step involves screening the initial universe based on size, liquidity and exchange listing as set forth below:

A.	Exchange Requirement: To be eligible for inclusion in the Index, a company must be listed on the New York Stock Exchange or the NASDAQ Stock Market.

B.	Market Capitalization Requirement: Eligible companies must have a market capitalization of at least $50 billion.

C.	Minimum Liquidity: Companies with a 3-Month Average Daily Traded Value (ADTV) below $5 million, are excluded.

D.	Ordinary Shares: The Index includes only ordinary shares of eligible companies.

After the initial screening summarized above, each remaining company is assigned a “Risk-Off Score” which is calculated by evaluating a company’s momentum, growth and volatility characteristics as outlined below:

●	Quality Score: The quality score is calculated based on the most recent quarterly financial report of each company and considers a company’s earnings variability (by evaluating a company’s current earnings per share growth relative to the company’s earnings per share growth over the last five fiscal years), profitability (by evaluating a company’s return on equity, return on assets and earnings before interest, taxes, depreciation and amortization relative to revenues) and adjusted leverage (by evaluating a company’s book value of leverage, market value of leverage and debt to total assets ratio).

●	Low Volatility Score: A company’s low volatility score is calculated by taking the inverse of a company’s daily return volatility over the preceding year.

The Risk-Off Score is calculated by combining the quality score and the low volatility score, with each factor equally weighted. Stocks of the companies with the 50 highest Risk-Off Scores are included as Index constituents (each such company, a “Risk-Off Company”).

For more information about Index eligibility requirements and methodology, see “Additional Information About the Funds” below.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (plus any borrowings for investment purposes) will be invested in equity securities of Risk-Off Companies that are component securities of the Index.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund generally may invest up to 20% of its total assets (plus any borrowings for investment purposes) in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

To the extent the Index concentrates (i.e., holds more than 25% of its total assets in the securities of a particular industry or group of related industries), the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this prospectus, the Index was not concentrated in any industry or group of industries.

The Fund is “non-diversified” for purposes of the 1940 Act, which means that the Fund may invest in fewer issuers at any one time than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s total assets (plus any borrowings for investment purposes) will be invested in equity securities of Risk-Off Companies that are component securities of the Index.
SoFi Risk-On Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index follows a rules-based methodology (described generally below) that tracks the performance of U.S.-listed companies with high growth, strong momentum and volatility. The Index is owned and administered by BITA GmbH (the “Index Provider”), and the Index Provider partnered with the Adviser to co-develop the methodology used by the Index to determine the securities included in the Index. The Adviser is not involved in the ongoing maintenance of the Index or any discretionary decisions relating to its application, is not affiliated with the Index Provider, and does not act in the capacity of an index provider.

BITA US Risk-On Equity Index

The Index is constructed from an initial universe of stocks of publicly-traded U.S. exchange-listed companies trading on recognized exchanges. The initial universe is then screened using a two-step process which is described below.

The first step involves screening the initial universe based on size, liquidity and exchange listing as set forth below:

A.	Exchange Requirement: To be eligible for inclusion in the Index, a company must be listed on the New York Stock Exchange or the NASDAQ Stock Market.

B.	Market Capitalization Requirement: Eligible companies must have a market capitalization of at least $20 billion.

C.	Minimum Liquidity: Companies with a 3-Month Average Daily Traded Value (ADTV) below $5 million, are excluded.

D.	Ordinary Shares: The Index includes only ordinary shares of eligible companies.

After the initial screening summarized above, each remaining company is assigned a “Risk-On Score” which is calculated by evaluating a company’s momentum, growth and volatility characteristics as outlined below:

●	Momentum: A company’s momentum score is calculated using the 12-month total returns, excluding the return of the most recent month.

●	Growth: A company’s growth score is calculated by evaluating a company’s trailing 12 months revenue per share growth, trailing 12 months earnings per share growth, trailing 12 months relative price strength and trailing 12 months returns on equity.

●	Low Volatility Score: A company’s volatility score is calculated by taking the inverse of a company’s daily return volatility over the preceding year.

The Risk-On Score for each company is calculated by combining the momentum and growth scores and subtracting the low volatility score, with each factor equally weighted. Stocks of the companies with the 50 highest Risk-Off Scores are included as Index constituents (each such company, a “Risk-On Company”).

For more information about Index eligibility requirements and methodology, see “Additional Information About the Funds” below.

The Fund’s Investment Strategy

The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (plus any borrowings for investment purposes) will be invested in equity securities of Risk-On Companies that are component securities of the Index.

The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund generally may invest up to 20% of its total assets (plus any borrowings for investment purposes) in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).

To the extent the Index concentrates (i.e., holds more than 25% of its total assets in the securities of a particular industry or group of related industries), the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this prospectus, the Index was not concentrated in any industry or group of industries.

The Fund is “non-diversified” for purposes of the 1940 Act, which means that the Fund may invest in fewer issuers at any one time than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, at least 80% of the Fund’s total assets (plus any borrowings for investment purposes) will be invested in equity securities of Risk-On Companies that are component securities of the Index.